Note 10 - Equity (Details Textual) - USD ($)							6 Months Ended	12 Months Ended
	Jan. 05, 2026	Dec. 19, 2025	Dec. 18, 2025	Mar. 17, 2025	Mar. 15, 2025	Mar. 26, 2021	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jan. 04, 2026	Jun. 30, 2020
Common Stock, Value, Issued								$ 17,000	$ 17,000
Stock Issued During Period, Value, New Issues								$ 1,008,000
Ordinary Shares [Member]
Common Stock, Shares, Issued								168,000,000	8,484,581		50,000,000
Common Stock, Value, Issued								$ 17,000	$ 17,000		$ 5,000
Shares Consolidation, Shares			20
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.002	$ 0.002	$ 0.0001					$ 0.0001	$ 0.002	$ 0.0001
Shares Consolidation Unit, Share Issued	1	1
Ordinary Shares [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, New Issues							84,466
Ordinary Shares [Member] | Share Subscription Agreement with Carmel Holdings Limited [Member]
Stock Issued During Period, Shares, New Issues				112,000,000	112,000,000
Stock Issued During Period, Value, New Issues					$ 1,008
Ordinary Shares [Member] | Share Subscription Agreement with Carmel Holdings Limited [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, New Issues				5,600,000
ADR [Member]
Stock Issued During Period, Shares, New Issues						3,000,000
Shares Issued, Price Per Share						$ 10